UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22699

Nuveen Preferred and Income Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPI

Nuveen Preferred and Income Term Fund
Portfolio of Investments	April 30, 2016 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 138.0% (98.3% of Total Investments)

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 44.2% (31.4% of Total Investments)

	Banks – 14.1%

143,400	AgriBank FCB, (3)	6.875%	BBB+	$15,231,776
355,166	Citigroup Inc.	7.125%	BB+	9,930,440
44,969	Citigroup Inc.	6.875%	BB+	1,240,695
163,800	Cobank Agricultural Credit Bank, (3)	6.250%	BBB+	16,779,263
37,800	Cobank Agricultural Credit Bank, (3)	6.200%	BBB+	3,802,446
15,100	Countrywide Capital Trust III	7.000%	BBB–	384,899
103,100	Fifth Third Bancorp.	6.625%	Baa3	3,020,830
38,600	PNC Financial Services	6.125%	Baa2	1,115,926
124,753	Private Bancorp Incorporated	7.125%	N/R	3,400,767
87,100	Regions Financial Corporation	6.375%	BB	2,282,020
331,800	Regions Financial Corporation	6.375%	BB	9,111,228
19,600	U.S. Bancorp.	6.500%	A3	579,376
182,100	Wells Fargo & Company	6.625%	BBB	5,302,752
162,300	Zions Bancorporation	6.300%	BB–	4,354,509
	Total Banks			76,536,927

	Capital Markets – 4.4%

94,900	Goldman Sachs Group, Inc.	5.500%	Ba1	2,384,837
461,300	Morgan Stanley	7.125%	Ba1	13,262,375
235,300	Morgan Stanley	6.875%	Ba1	6,456,632
42,300	Northern Trust Corporation	5.850%	BBB+	1,142,523
54,750	State Street Corporation	5.350%	Baa1	1,439,378
	Total Capital Markets			24,685,745

	Consumer Finance – 0.9%

149,800	Discover Financial Services	6.500%	BB–	3,962,210
27,607	GMAC Capital Trust I	8.125%	B+	690,283
	Total Consumer Finance			4,652,493

	Diversified Financial Services – 0.4%

76,800	KKR Financial Holdings LLC	7.375%	BBB	2,008,320

	Electric Utilities – 0.4%

81,000	Entergy Arkansas Inc., (3)	6.450%	Baa3	2,040,188

	Food Products – 3.8%

267,600	CHS Inc., (4)	7.875%	N/R	7,543,644
161,100	CHS Inc.	7.100%	N/R	4,468,914
141,800	CHS Inc.	6.750%	N/R	3,786,060
24,000	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	2,547,750
20,500	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	2,105,735
	Total Food Products			20,452,103

	Insurance – 12.0%

15,000	Aegon N.V	8.000%	Baa1	402,450
168,500	Arch Capital Group Limited	6.750%	BBB+	4,439,975
59,200	Aspen Insurance Holdings Limited	7.250%	BBB–	1,564,656
432,500	Aspen Insurance Holdings Limited	5.950%	BBB–	11,526,125
177,623	Axis Capital Holdings Limited	6.875%	BBB	4,683,919
61,100	Delphi Financial Group, Inc., (3)	7.376%	BB+	1,479,769
174,000	Endurance Specialty Holdings Limited	7.500%	BBB–	4,428,300
147,600	Hartford Financial Services Group Inc.	7.875%	BBB–	4,689,252
409,700	Kemper Corporation	7.375%	Ba1	11,123,355
323,546	Maiden Holdings Limited	8.250%	BB	8,480,140
163,333	Maiden Holdings NA Limited	7.750%	BBB–	4,377,324
205,000	Reinsurance Group of America Inc.	6.200%	BBB	6,016,750
74,800	Torchmark Corporation	6.125%	BBB+	1,911,140
	Total Insurance			65,123,155

Nuveen Investments	1

JPI	Nuveen Preferred and Income Term Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	Oil, Gas & Consumable Fuels – 1.0%

219,800	Nustar Logistics Limited Partnership	7.625%		Ba2	$5,396,090

	Real Estate Investment Trust – 0.6%

114,600	Wells Fargo REIT	6.375%		BBB+	3,132,018

	Thrifts & Mortgage Finance – 1.5%

172,400	Federal Agricultural Mortgage Corporation	6.875%		N/R	4,603,080
146,600	Federal Agricultural Mortgage Corporation	6.000%		N/R	3,858,512
	Total Thrifts & Mortgage Finance				8,461,592

	U.S. Agency – 5.1%

255,100	Farm Credit Bank of Texas, (3)	6.750%		Baa1	27,463,122
	Total $25 Par (or similar) Retail Preferred (cost $226,863,015)				239,951,753

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 10.7% (7.6% of Total Investments)

	Banks – 7.2%

$6,330	Bank of America Corporation	6.250%	3/05/65	BB+	$6,353,737
2,850	Bank of America Corporation	6.300%	3/10/66	BB+	2,985,375
5,390	ING Groep N.V	6.500%	10/16/65	BBB–	4,962,169
14,110	JPMorgan Chase & Company	6.750%	12/31/49	BBB–	15,610,599
6,910	JPMorgan Chase & Company	5.300%	11/01/65	BBB–	6,910,000
2,110	M&T Bank Corporation	6.450%	12/31/49	Baa2	2,278,800
37,700	Total Banks				39,100,680

	Capital Markets – 2.1%

11,735	Goldman Sachs Group Inc.	5.375%	11/10/65	Ba1	11,324,275

	Diversified Financial Services – 0.6%

3,360	BNP Paribas, 144A	7.625%	3/30/66	BBB–	3,444,000

	Food Products – 0.2%

1,090	Land O Lakes Capital Trust I, 144A, (4)	7.450%	3/15/28	BB+	1,174,475

	Insurance – 0.6%

2,600	Security Benefit Life Insurance Company, 144A	7.450%	10/01/33	BBB	3,126,794
$56,485	Total Corporate Bonds (cost $57,332,380)				58,170,224

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 83.1% (59.3% of Total Investments)

	Banks – 28.7%

600	Banco Santander SA, Reg S	6.375%	N/A (5)	Ba1	$546,069
6,125	Bank of America Corporation	6.500%	N/A (5)	BB+	6,446,563
3,436	Bank of America Corporation	8.000%	N/A (5)	BB+	3,350,100
4,000	Barclays Bank PLC, 144A, (4)	10.180%	6/12/21	A–	5,083,364
17,850	Barclays PLC	8.250%	N/A (5)	BB+	17,895,232
8,120	Citigroup Inc.	6.250%	N/A (5)	BB+	8,251,950
1,940	Citigroup Inc.	6.250%	N/A (5)	BB+	1,995,775
8,435	Citigroup Inc.	5.875%	N/A (5)	BB+	8,159,176
4,540	Citizens Financial Group Inc.,	5.500%	N/A (5)	BB+	4,335,700
4,895	Cobank Agricultural Credit Bank	6.250%	N/A (5)	BBB+	5,066,325
4,265	Commerzbank AG, 144A	8.125%	9/19/23	BBB	5,006,470
490	Credit Agricole SA, 144A	8.125%	N/A (5)	BB+	505,925
4,250	Credit Agricole, S.A, 144A	6.625%	N/A (5)	BB+	4,005,625
4,351	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (5)	Baa1	6,390,531
4,005	HSBC Holdings PLC	6.375%	N/A (5)	BBB	3,789,730

2	Nuveen Investments

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

2,400	HSBC Holdings PLC	6.375%	N/A (5)	BBB	$2,318,160
7,485	Intesa Sanpaolo Spa, 144A	7.700%	N/A (5)	Ba3	6,914,269
18,920	Lloyd’s Banking Group PLC	7.500%	N/A (5)	BB+	18,759,180
4,390	Nordea Bank AB, 144A	6.125%	N/A (5)	BBB	4,235,472
4,855	PNC Financial Services Inc.	6.750%	N/A (5)	Baa2	5,370,844
5,473	Royal Bank of Scotland Group PLC	7.648%	N/A (5)	BB	6,376,045
7,290	Royal Bank of Scotland Group PLC	7.500%	N/A (5)	BB–	6,797,925
14,900	Societe Generale, 144A	7.875%	N/A (5)	BB+	14,147,550
3,790	Standard Chartered PLC, 144A	6.500%	N/A (5)	BBB–	3,496,275
2,695	SunTrust Bank Inc.	5.625%	N/A (5)	Baa3	2,668,050
270	U.S. Bancorp.	5.125%	N/A (5)	A3	276,075
3,667	Zions Bancorporation	7.200%	N/A (5)	BB–	3,887,020
	Total Banks				156,075,400

	Capital Market – 4.7%

3,500	Bank of New York Mellon Corporation	4.950%	N/A (5)	Baa1	3,494,925
9,407	Credit Suisse Group AG, 144A	7.500%	N/A (5)	BB+	9,343,446
3,100	Morgan Stanley	5.550%	N/A (5)	Ba1	3,069,000
2,105	State Street Corporation	5.250%	N/A (5)	Baa1	2,144,995
7,512	UBS Group AG, Reg S	7.125%	N/A (5)	BB+	7,624,680
	Total Capital Market				25,677,046

	Consumer Finance – 2.3%

3,635	American Express Company	5.200%	N/A (5)	Baa2	3,444,163
2,000	American Express Company	4.900%	N/A (5)	Baa2	1,800,000
7,600	Capital One Financial Corporation	5.500%	N/A (5)	Baa3	7,543,000
	Total Consumer Finance				12,787,163

	Diversified Financial Services – 8.7%

15,700	Agstar Financial Services Inc., 144A	6.750%	N/A (5)	BB	17,461,344
4,330	BNP Paribas, 144A	7.375%	N/A (5)	BBB–	4,275,875
6,040	BNP Paribas, 144A	7.195%	N/A (5)	BBB	6,560,950
2,500	Depository Trust & Clearing Corporation	4.875%	N/A (5)	A+	2,500,000
12,143	Rabobank Nederland, 144A	11.000%	N/A (5)	Baa2	14,798,672
1,697	Voya Financial Inc.	5.650%	5/15/53	Baa3	1,589,240
	Total Diversified Financial Services				47,186,081

	Food Products – 1.9%

8,895	Land O’ Lakes Incorporated, 144A	8.000%	N/A (5)	BB	9,161,850
1,275	Land O’Lakes Inc., 144A	8.000%	N/A (5)	BB	1,294,125
	Total Food Products				10,455,975

	Industrial Conglomerates – 4.6%

24,127	General Electric Company	5.000%	N/A (5)	AA–	25,061,921

	Insurance – 22.9%

7,215	Aviva PLC, Reg S	8.250%	N/A (5)	BBB	7,909,760
1,265	AXA SA, (4)	8.600%	12/15/30	A3	1,695,467
2,640	Cloverie PLC Zurich Insurance, Reg S	8.250%	N/A (5)	A	2,908,620
2,500	CNP Assurances, Reg S	7.500%	N/A (5)	BBB+	2,740,610
30,995	Financial Security Assurance Holdings, (4)	6.400%	11/26/18	BBB+	21,386,550
2,424	Friends Life Holdings PLC, Reg S	7.875%	N/A (5)	A–	2,675,718
2,299	La Mondiale SAM, Reg S	7.625%	N/A (5)	BBB	2,463,126
4,380	MetLife Capital Trust X, 144A	9.250%	3/15/38	BBB	5,978,700
3,655	MetLife Inc.	5.250%	N/A (5)	BBB	3,558,874
7,703	Provident Financing Trust I, (4)	7.405%	3/15/38	Baa3	8,794,507
3,325	Prudential Financial Inc., (4)	5.875%	9/15/42	BBB+	3,593,494
13,600	QBE Cap Funding III Limited, 144A, (4)	7.250%	5/24/41	BBB	14,908,864
1,935	QBE Insurance Group Limited, Reg S	6.750%	12/2/44	BBB	2,080,125
19,020	Sirius International Group Limited, 144A	7.506%	N/A (5)	BB+	18,687,150
25,226	Symetra Financial Corporation, 144A, (4)	8.300%	10/15/37	Baa2	25,162,935
	Total Insurance				124,544,500

Nuveen Investments	3

JPI	Nuveen Preferred and Income Term Fund
	Portfolio of Investments (continued)	April 30, 2016 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Machinery – 0.4%

2,345	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	$2,465,181

	Metals & Mining – 1.2%

6,170	BHP Billiton Finance USA Limited, 144A	6.250%	10/19/75	A–	6,447,650

	Real Estate Investment Trust – 6.9%

12,298	Sovereign Real Estate Investment Trust, 144A	12.000%	12/31/49	Ba1	15,003,560
14,652	Wells Fargo & Company	7.980%	N/A (5)	BBB	15,238,080
6,820	Wells Fargo & Company	5.875%	N/A (5)	BBB	7,284,613
	Total Real Estate Investment Trust				37,526,253

	Specialty Retail – 0.6%

2,850	Aquarius & Investments PLC fbo SwissRe, Reg S	8.250%	N/A (5)	N/R	3,101,188

	U.S. Agency – 0.2%

752	Farm Credit Bank of Texas, 144A	10.000%	N/A (5)	Baa1	924,020
	Total $1,000 Par (or similar) Institutional Preferred (cost $451,049,103)				452,252,378
	Total Long-Term Investments (cost $748,037,787)				750,374,355

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.4% (1.7% of Total Investments)

	REPURCHASE AGREEMENTS – 2.4% (1.7% of Total Investments)

$12,793	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/16, repurchase price $12,793,321, collateralized by $12,595,000 U.S. Treasury Notes, 2.125%, due 5/15/25, value $13,051,569	0.030%	5/02/16		$12,793,289
	Total Short-Term Investments (cost $12,793,289)				12,793,289
	Total Investments (cost $748,037,787) – 140.4%				763,167,644
	Borrowings – (41.4)% (6), (7)				(225,000,000)
	Other Assets Less Liabilities – 1.0% (8)				5,254,379
	Net Assets Applicable to Common Shares – 100%				$543,422,023

Investments in Derivatives as of April 30, 2016

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (9)	Optional Termination Date	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$84,375,000	Receive	1-Month USD-LIBOR-ICE	1.735%	Monthly	6/01/16	12/01/18	12/01/20	$(3,038,987)	$(3,539,777)
JPMorgan Chase Bank, N.A.	84,375,000	Receive	1-Month USD-LIBOR-ICE	2.188	Monthly	6/01/16	12/01/20	12/01/22	(5,631,733)	(6,325,132)
	$168,750,000								$(8,670,720)	$(9,864,909)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

4	Nuveen Investments

Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$168,501,704	$71,450,049	$—	$239,951,753
Corporate Bonds	—	58,170,224	—	58,170,224
$1,000 Par (or similar) Institutional Preferred	—	452,252,378	—	452,252,378

Short-Term Investments:
Repurchase Agreements	—	12,793,289	—	12,793,289

Investments in Derivatives:
Interest Rate Swaps*	—	(9,864,909)	—	(9,864,909)
Total	$168,501,705	$584,801,031	$—	$753,302,735
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognizing of premium amortization, timing differences in recognition of income on REIT investments and timing difference in certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2016, the cost of investments (excluding investments in derivatives) was $747,228,808.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2016, were as follows:

Gross unrealized:
Appreciation	$28,869,617
Depreciation	(12,930,781)
Net unrealized appreciation (depreciation) of investments	$15,938,836

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Investment, or a portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $68,661,515.

(5)	Perpetual security. Maturity date is not applicable.

(6)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings. As of the end of the reporting period, investments with a value of $517,776,966 have been pledged as collateral for borrowings.

(7)	Borrowings as a percentage of Total Investments is 29.5%.

(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(9)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

Nuveen Investments	5

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred and Income Term Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2016